As filed with the Securities and Exchange Commission on August 6, 2001

                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 100

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 102

                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                                 Leslie K. Klenk
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                              Seward & Kissel, LLC
                                1200 G Street, NW
                             Washington, D.C. 20005


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It is proposed that this filing will become effective:

 [ ]  immediately upon filing pursuant to Rule 485, paragraph (b)(1)
 [X]  on September 5, 2001 pursuant to Rule 485, paragraph (b)(1)
 [ ]  60 days after filing pursuant to Rule 485, paragraph (a)(1)
 [ ]  on _________________ pursuant to Rule 485, paragraph (a)(1)
 [ ]  75 days after filing pursuant to Rule 485, paragraph (a)(2)
 [ ]  on _________________ pursuant to Rule 485, paragraph (a)(2)
 [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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Title  of  series  being  registered:   Fountainhead   Special  Value  Fund  and
Fountainhead Kaleidoscope Fund.

Parts A and B of the Registrant's Post-Effective Amendment No. 97 under the Securities Act of 1933, as amended, ("1933 Act") and Amendment No. 99 under the Investment Company Act of 1940 ("1940 Act"), filed on May 25, 2001, are being incorporated by reference herein and this Post-Effective Amendment is being filed for the sole purpose of delaying the effectiveness of the above-referenced Post-Effective Amendments, until September 7, 2001.

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (2) in post-effective amendment No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

(c)       See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit
          (a).

(d)(1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit
          (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (3) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund dated as of January 2, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(p) in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).

   (4) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

   (5) Investment Advisory Agreement between Registrant and Brown Advisory Incorporated relating to BrownIA Small-Cap Growth Fund and BrownIA Growth Equity Fund dated as of May 1, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 96 via EDGAR on May 16, 2001, accession number 0001004402-01-500077).

   (6) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

   (7) Investment Advisory Agreement between Registrant and Trillium Asset Management Corporation relating to The Advocacy Fund dated as of July 26, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (8) Investment Advisory Agreement between Registrant and Brown Advisory Incorporated dated December 20, 2000 relating to BrownIA Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

   (9) Investment Advisory Agreement between Registrant and Shaker Management, Inc., relating to Shaker Fund, dated April 26, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 94 via EDGAR on April 30, 2001, accession number 0001004402-01-500047).

   (10) Investment Advisory Agreement between Registrant and Adams, Harkness & Hill, Inc., relating to Winslow Green Growth Fund, dated as of March 29, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

(11) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc., relating to DF Dent Premier Growth Fund dated as of July 13, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).


   (12) Form of Investment Advisory Agreement between Registrant and King Investment Advisors, Inc. relating to Fountainhead Kaleidoscope Fund and Fountainhead Special Value Fund (Exhibit incorporated by reference as filed as Exhibit (d)(12) in post-effective amendment No. 97 via EDGAR on May 25, 2001, accession number 0001004402-01-500080).

(e)(1) Form of Selected Dealer Agreement between Forum Financial Services, Inc. and securities brokers (Exhibit incorporated by reference as filed as Exhibit (6)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) Form of Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates (Exhibit incorporated by reference as filed as Exhibit (6)(b) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (3) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (e)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

   (4) Form of Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (e)(4) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

(f)       None.

(g)(1) Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

   (2) Form of Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund,
          Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor

          Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

   (3) Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

   (4) Form of Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund,
          Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

(h)(1) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

   (2) Form of Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

   (3) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green

          Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

   (4)    Form  of  Fund  Accounting  Agreement  between  Registrant  and  Forum
          Accounting Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(4) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

   (5) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

   (6) Form of Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

   (7) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to the Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (9)(c) in post-effective amendment No. 50 via EDGAR on November 12, 1997, accession number 0001004402-97-000189).

   (8) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

   (9) Shareholder Service Plan of Registrant dated March 1, 2000 relating to BrownIA Small Cap Growth Fund, BrownIA Growth Equity Fund and BrownIA Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

   (10) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (11) Shareholder Service Plan of Registrant dated April 26, 2001 relating to Shaker Fund (Exhibit incorporated by reference as filed as Exhibit
          (h)(11) in post-effective amendment No. 94 via EDGAR on April 30, 2001, accession number 0001004402-01-500047).

   (12) Shareholder Service Plan of Registrant relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit
          (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

(i)(1)    Opinion  of  Seward  & Kissel  LLP  dated  January  5,  1996  (Exhibit
          incorporated   by   reference   as  filed  as   Exhibit   (10)(a)   in
          post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

   (2) Consent of Seward & Kissel LLP dated June 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (i)(2) in post-effective amendment No. 80 via EDGAR on June 30, 2000, accession number 0001004402-00-000233).


(j)      None.


(k)       None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)(1) Rule 12b-1 Plan effective January 1, 1999 adopted by the Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (15)(b) in post-effective amendment No. 69 via EDGAR on December 15, 1998, accession number 0001004402-98-000648).

   (2) Rule 12b-1 Plan effective August 15, 2000 adopted by The Advocacy Fund (Exhibit incorporated by reference as filed as Exhibit (m)(2) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (3) Rule 12b-1 Plan, effective April 26, 2001, adopted by Investor Shares of Shaker Fund (Exhibit incorporated by reference as filed as Exhibit
          (m)(3) in post-effective amendment No. 95 via EDGAR on May 4, 2001, accession number 0001004402-01-500062)).

(n)(1) 18f-3 plan adopted by Registrant dated December 5, 1997 (as amended May 19, 1998) and relating to Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (18) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) 18f-3 Plan, dated April 26, 2001, adopted by Registrant and relating to Shaker Fund (Exhibit incorporated by reference as filed as Exhibit
          (n)(2) in post-effective amendment No. 94 via EDGAR on April 30, 2001, accession number 0001004402-01-500047).

(p)(1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (2) Code of Ethics adopted by Brown Investment Advisory & Trust Company and Brown Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

   (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (7) Code of Ethics adopted by Wells Capital Management Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

   (8) Code of Ethics adopted by Wells Fargo Fund Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (9) Joint Code of Ethics adopted by Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (10) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

   (11) Code of Ethics adopted by Trillium Asset Management Corporation (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (12) Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 93 via EDGAR on April 19, 2001, accession number 0001004402-01-500021).

   (13) Code of Ethics adopted by Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 90 via EDGAR on March 28, 2001, accession number 0001004402-01-000099).

   (14) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 on June 28, 2001, accession number 0001004402-01-500127).

   (15) Form of Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit to be filed by future amendment).

Other Exhibits:

(A) Powers of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

(B) Power of Attorney for John Y. Keffer, Trustee of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

(C)  Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and
     J. Michael Parish, Trustees of Core Trust (Delaware) (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 15 to the registration statement of Monarch Funds via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

(D) Powers of Attorney for the Trustees of Wells Fargo Core Trust (Exhibit incorporated by reference as filed as exhibits (j)(1), (j)(2), (j)(3),
     (j)(4),  (j)(5),  (j)(6),  (j)(7),  (j)(8),  (j)(9),  (j)(10),  (j)(11) and
     (j)(12) in post-effective amendment No. 10 to the registration statement of Wells Fargo Funds Trust via EDGAR on May 10, 2000, accession number 0000925421-00-000034).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Daily Assets Treasury Obligations Fund and Daily Assets Government Fund may be deemed to control Treasury Cash Portfolio and Government Portfolio respectively, each a series of Core Trust (Delaware).

ITEM 25.  INDEMNIFICATION

     In accordance with Section 3803 of the Delaware Business Trust Act, Section
     10.02 of Registrant's Trust Instrument provides as follows:

     "10.02.   INDEMNIFICATION.   Subject  to  the  exceptions  and  limitations
     contained in Section (b) below:

          "(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

          (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b)  No indemnification shall be provided hereunder to a Covered Person:

          (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

          (ii)  In  the  event  of  a  settlement,   unless  there  has  been  a
     determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

               (A)  By the court or other body approving the settlement;

               (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

               (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

     provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

     (e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

     With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; H.M. Payson & Co.; and Forum Investment Advisers, LLC include language similar to the following:

     "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

     With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc.; Brown Advisory Incorporated; D.F. Dent and Company, Inc.; King Investment Advisors, Inc.; Mastrapasqua & Associates; Polaris Capital Management, Inc.; Shaker Management, Inc.; and Trillium Asset Management Corporation provide similarly as follows:

     "SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the
     Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

     With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

     "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

     After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

     (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

     (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

     (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

     (ii)  any  act  of,  or  omission   by,  the   Distributor   or  its  sales
     representatives  that does not conform to the standard of care set forth in
     Section 7 of this Agreement ("Trust Claims").

     (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

     (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

     (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).


     (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

     (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

     (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)  Forum Investment Advisors, LLC

     The description of Forum Investment Advisors, LLC (investment adviser to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, TaxSaver Bond Fund and the Institutional, Institutional Service and Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund) contained in Parts A and B of this amendment to the Trust's Registration Statement and in Parts A and B of post-effective amendment No. 86 (accession number 0001004402-00-000412) to the Trust's Registration Statement, is incorporated by reference herein.

     The  following  are the  members of Forum  Investment  Advisors,  LLC,  Two
     Portland   Square,   Portland,   Maine  04101,   including  their  business
     connections, which are of a substantial nature.

                           Forum Trust, LLC, Member

     Forum Trust, LLC is controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is Director and President of Forum Trust, LLC and Director of Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various operating subsidiaries of Forum Financial Group, LLC provide services.

     The following are the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group of companies provides services.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     David I. Goldstein                   Secretary                           Forum Investment Advisors, LLC
                                          ................................... ...................................
                                          Officer                             Other Forum affiliated companies
     .................................... ................................... ...................................
     Charles F. Johnson                   Director                            Forum Investment Advisors, LLC
     .................................... ................................... ...................................
     Marc D. Keffer                       Assistant Secretary                 Forum Investment Advisors, LLC
                                          ................................... ...................................
                                          Assistant Secretary                 Forum Financial Group, LLC
                                          ................................... ...................................
                                          Officer                             Other Forum affiliated companies
     .................................... ................................... ...................................
     Ronald Hirsch                        Treasurer                           Forum Investment Advisors, LLC
                                          ................................... ...................................
                                          Treasurer                           Forum Financial Group, LLC
                                          ................................... ...................................
                                          Officer                             Other Forum affiliated companies
     .................................... ................................... ...................................
     Ben Niles                            Vice President                      Forum Investment Advisors, LLC
     .................................... ................................... ...................................
     Fred Skillin                         Assistant Treasurer                 Forum Investment Advisors, LLC

(b)      H.M. Payson & Co.


     The description of H.M. Payson & Co. (investment adviser to Payson Value Fund and Payson Balanced Fund) contained in Parts A and B of post-effective amendment No. 99 (accession number 0001004402-01-500152) to the Trust's Registration Statement is incorporated by reference herein.


     The following are the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     Adrian L. Asherman                   Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     John C. Downing                      Managing Director, Treasurer         H.M. Payson & Co.
     .................................... .................................... ..................................
     Thomas M. Pierce                     Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     Peter E. Robbins                     Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     John H. Walker                       Managing Director, President         H.M. Payson & Co.
     .................................... .................................... ..................................
     Teresa M. Esposito                   Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     John C. Knox                         Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     Harold J. Dixon                      Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     Michael R. Currie                    Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     William O. Hall, III                 Managing Director                    H.M. Payson & Co.
     .................................... .................................... ..................................
     William N. Weickert                  Managing Director                    H.M. Payson & Co.

(c)  Austin Investment Management, Inc.


     The description of Austin Investment Management, Inc. (investment adviser to Austin Global Equity Fund) contained in Parts A and B of post-effective amendment No. 99 (accession number 0001004402-01-500152) to the Trust's Registration Statement is incorporated by reference herein.


     The following is the director and officer of Austin Investment Management, Inc., 375 Park Avenue, New York, New York 10152, including his business connections, which are of a substantial nature.

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     Peter Vlachos                        Director, President, Treasurer,      Austin Investment Management,
                                          Secretary                            Inc.


(e)  Brown Advisory Incorporated

     The     description    of    Brown    Advisory     Incorporated     ("Brown
     Advisory")(investment adviser to BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund and BrownIA Maryland Bond Fund) contained in Parts A and B of post-effective amendment No. 85 (accession number 0001004402-00-000402) to the Trust's Registration Statement, is incorporated by reference herein.


     The following are the directors and officers of Brown Advisory, including their business connections, which are of a substantial nature. The address of Brown Advisory is Furness House, 19 South Street, Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     Michael D. Hankin                    President                            Brown Advisory
                                          .................................... ..................................
                                          President, Chief Executive           Brown
                                          Officer, Trustee
                                          .................................... ..................................
                                          President                            The Maryland Zoological Society
                                          .................................... ..................................
                                          Trustee                              The Valleys Planning Council
     .................................... .................................... ..................................
     David L. Hopkins, Jr.                Treasurer                            Brown Advisory
                                          .................................... ..................................
                                          Chairman                             Brown
                                          .................................... ..................................
                                          Director                             Westvaco Corporation
                                          .................................... ..................................
                                          Director                             Metropolitan Opera Association
                                          .................................... ..................................


     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     David L. Hopkins, Jr. (cont.)        Trustee and Chairman, Finance        Episcopal Church Foundation
                                          Committee
                                          .................................... ..................................
                                          Trustee                              Maryland Historical Society
     .................................... .................................... ..................................
     Edward Dunn III                      Secretary                            Brown Advisory



(f)  Polaris Capital Management, Inc.

     The description of Polaris Capital Management, Inc. ("Polaris")(investment adviser to Polaris Global Value Fund) contained in Parts A and B of post-effective amendment No. 83 (accession number 0001004402-00-000327) to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     Bernard R. Horn, Jr.                 President, Portfolio Manager         Polaris
     .................................... .................................... ..................................
     Edward E. Wendell, Jr.               Treasurer                            Polaris
                                          .................................... ..................................
                                          President                            Boston Investor Services, Inc.

(g)  Mastrapasqua & Associates

     The description of Mastrapasqua & Associates ("Mastrapasqua") (investment adviser to Mastrapasqua Growth Value Fund) contained in Parts A and B of post-effective amendment No. 80 to the Trust's Registration Statement (accession number 0001004402-00-000233), is incorporated by reference herein.

     The following are the directors and officers of Mastrapasqua, including their business connections, which are of a substantial nature. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     Frank Mastrapasqua                   Chairman, CEO and Portfolio Manager  Mastrapasqua
     .................................... .................................... ..................................
     Thomas A. Trantum                    President, Portfolio Manager and     Mastrapasqua
                                          Security Analyst

(h)  Trillium Asset Management Corporation

     The description of Trillium Asset Management Corporation (the "Adviser") (investment adviser to The Advocacy Fund) contained in Parts A and B of post-effective amendment No. 82 to the Trust's Registration Statement (accession number 0001004402-00-000283), is incorporated by reference herein.

     The following are the directors and officers of the Adviser, including their business connections, which are of a substantial nature. The address of the Adviser is 711 Atlantic Avenue, Boston, Massachusetts 02111-2809 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                             Business Connection
     .................................... ................................. .....................................
     Joan Bavaria                         President, Board of Directors     Adviser
                                          Member, Treasurer
                                          ................................. .....................................
                                          President, Treasurer and          FRDC California Corporation
                                          Director                          (dissolved)
                                          ................................. .....................................
                                          President, Treasurer and          Franklin Insight, Inc. (Purchased
                                          Director  (formerly)              by the Adviser)
                                          ................................. .....................................
                                          Founding Co-Chair                 Coalition for Environmentally
                                                                            Responsible Economies
                                                                            Boston, MA
                                          ................................. .....................................


     Name                                 Title                             Business Connection
     .................................... ................................. .....................................
     Joan Bavaria (cont.)                 Director (formerly)               Green Seal

                                                                            Washington, DC
                                          ................................. .....................................
                                          Director                          Lighthawk
                                                                            San Francisco, CA
                                          ................................. .....................................
                                          Advisory Board                    The Greening of Industry
                                                                            Worcester, MA
                                          ................................. .....................................
                                          Director (formerly)               Social Investment Forum
                                                                            Boston, MA
                                          ................................. .....................................
                                          Chair (formerly)                  National Advisory Committee for
                                                                            Policy and Technology's
                                                                            Subcommittee, Community Based
                                                                            Environmental Policy
                                                                            Washington, DC
     .................................... ................................. .....................................
     Patrick J. McVeigh                   Executive Vice President          Adviser
                                          ................................. .....................................
                                          Director                          SEED Haiti Community Development
                                                                            Loan Fund
                                                                            99 High Street,
                                                                            Brookline, MA 02445
     .................................... ................................. .....................................
     Shelley Alpern                       Director, Assistant Vice          Adviser
                                          President
                                          ................................. .....................................
                                          Student (formerly)                University of Texas
                                                                            Austin, TX
     .................................... ................................. .....................................
     Samuel B. Jones, Jr., CFA            Senior Vice President, Chief      Adviser
                                          Investment Officer
                                          ................................. .....................................
                                          Chairman 1991-1997                Standards and Policy Subcommittee,
                                          Member 1982-1999                  Association for Investment
                                                                            Management and Research
                                                                            Charlottesville, VA 22903
                                          ................................. .....................................
                                          Member (formerly)                 Council of Examiners, Institute of
                                                                            Chartered Financial Analysts
                                                                            Charlottesville, VA 22903
     .................................... ................................. .....................................
     F. Farnum Brown, Jr., Ph.D.          Senior Vice President             Adviser
                                                                            327 West Main Street
                                                                            Durham, NC 27701-3215
                                          ................................. .....................................
                                          Director (until 6/98)             Durham Community Land Trust
                                                                            1401 Morehead Avenue
                                                                            Durham, NC 27707
     .................................... ................................. .....................................
     Susan Baker Martin                   Vice President                    Adviser
                                          ................................. .....................................
                                          Trustee                           Congregational Church of South
                                                                            Dartmouth
                                                                            Middle Street
                                                                            Dartmouth, MA
     .................................... ................................. .....................................
     Lisa Leff, CFA                       Vice President                    Adviser
                                          ................................. .....................................
                                          Director and Employee (until      Smith Barney Asset Management
                                          1999)                             388 Greenwich Street
                                                                            New York, NY 10013
                                          ................................. .....................................
                                          Director (until 1999)             Social Investment Forum
                                                                            Washington, DC
                                          ................................. .....................................
                                          Founder and Co-Chair (until       Social Investment Security Analysts
                                          1999)                             Group, New York Society of Security
                                                                            Analysts
                                                                            New York, NY
                                          ................................. .....................................
                                          Director                          Verite
                                                                            Amherst, MA


     Name                                 Title                             Business Connection
     .................................... ................................. .....................................
     Lisa Leff, CFA (cont.)               Director (until 1999)             Maternity Center Association
                                                                            23rd and Park Avenue
                                                                            New York, NY

                                          ................................. .....................................
     Stephanie R. Leighton, CFA           Vice President                    Adviser
                                          ................................. .....................................
                                          Treasurer                         Local Enterprise Assistance Fund,
                                                                            Boston, MA
                                          ................................. .....................................
                                          Executive Committee Member        New England Chapter of the Social
                                                                            Investment Forum
                                                                            Boston, MA
     .................................... ................................. .....................................
     Cheryl I. Smith, CFA                 Vice President                    Adviser
                                          ................................. .....................................
                                          Finance Committee (Director,      Resist
                                          formerly)                         259 Elm Street, Suite 201
                                                                            Somerville, MA 02144
                                          ................................. .....................................
                                          Treasurer                         Performing Artists at Lincoln School
                                                                            Kennard Road
                                                                            Brookline, MA 02445
     .................................... ................................. .....................................
     Eric Becker, CFA                     Vice President                    Adviser
                                          ................................. .....................................
                                          Director                          Interlock Media, Inc.
                                                                            Cambridge, MA
     .................................... ................................. .....................................
     Linnie McLean                        Senior Vice President             Adviser
                                          ................................. .....................................
                                          Loan Committee                    Boston Community Loan Fund
                                                                            Boston, MA
     .................................... ................................. .....................................
     Patricia L. Davidson                 Vice President                    Adviser
                                          ................................. .....................................
                                          ................................. .....................................
                                          Member                            Program Committee, The Women's
                                                                            Foundation
                                                                            340 Pine Street
                                                                            San Francisco, CA
     .................................... ................................. .....................................
     Diane M. DeBono                      Senior Vice President             Adviser
     .................................... ................................. .....................................
     James Crawford, JD                   Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Professor, Associate Dean         University of California,
                                          (retired)                         Berkley, CA
     .................................... ................................. .....................................
     Thomas Gladwin, Ph.D.                Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Professor                         New York University
                                                                            Stern School of Business
                                                                            44 W. 4th Street
                                                                            New York, NY
                                          ................................. .....................................
                                          Max McGraw Professorship of       University of Michigan
                                          Sustainable Enterprise and        Ann Arbor, MI 48109
                                          Associated Directorship
     .................................... ................................. .....................................
     Robert Glassman                      Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Chairman and Co-Chairman          Wainwright Bank & Trust Company
                                                                            63 Franklin Street
                                                                            Boston, MA 02110
                                          ................................. .....................................
                                          Chairman Investment Committee     The Boston Foundation
                                                                            Boston, MA
     .................................... ................................. .....................................
     Sally Greenberg, JD                  Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Senior Product Safety Counsel     Consumers Union
                                                                            1666 Connecticut Avenue N.W.
                                                                            Washington, DC 20009
                                          ................................. .....................................
                                          President (past)                  Massachusetts Women's Bar
                                                                            Association
                                                                            Boston, MA
                                          ................................. .....................................
                                          Eastern States Civil Rights       Anti-Defamation League
                                          Counsel                           1 Lincoln Plaza
     .................................... ................................. .....................................


     Name                                 Title                             Business Connection
     .................................... ................................. .....................................
     Sally Greenberg, JD (cont.)                                            Boston, MA

     .................................... ................................. .....................................
     Charles Grigsby                      Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Senior Vice President             Mass Capital Resource Company
                                                                            420 Boylston Street
                                                                            Boston, MA 02116
                                          ................................. .....................................
                                          Director and Acting Deputy        City of Boston Neighborhood
                                                                            Development Department
                                                                            26 Court Street
                                                                            Boston, MA 02108
                                          ................................. .....................................
                                          Member (formerly)                 Federal Reserve Bank Small
                                                                            Business Advisory Committee
                                          ................................. .....................................
                                          Member (formerly)                 Massachusetts State Board of
                                                                            Education
     .................................... ................................. .....................................
     Milton Moskowitz                     Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Writer                            Mill Valley, CA 94941
     .................................... ................................. .....................................
     Carol O'Cleireacain, Ph.D.           Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Economic Consultant               New York, NY
                                          ................................. .....................................
                                          Senior Fellow                     Brookings Institution, Center on
                                                                            Urban and Metropolitan Policy
                                                                            1775 Massachusetts Avenue N.W.,
                                                                            Washington, DC 20036
                                          ................................. .....................................
                                          Chair (formerly)                  Council of Institutional
                                                                            Investors Executive Committee
     .................................... ................................. .....................................
     John Plukas                          Board of Directors Member         Adviser
                                          ................................. .....................................
                                          President and Co-Chairman         Wainwright Bank & Trust Company
                                                                            63 Franklin Street
                                                                            Boston, MA 02110
                                          ................................. .....................................
                                          Director                          New England Foundation for the Arts
                                                                            Boston, MA
     .................................... ................................. .....................................
     George Rooks                         Portfolio Manager, Board of       Adviser
                                          Directors Member
                                          ................................. .....................................
                                          President and Owner               Heritage Capital Management
                                                                            31 Milk Street
                                                                            Boston, MA
                                          ................................. .....................................
                                          Investment Manager                J.L. Kaplan Associates
                                                                            29 Commonwealth Avenue
                                                                            Boston, MA
                                          ................................. .....................................
                                          President (formerly)              First Capital Corporation of
                                                                            Boston
                                                                            Boston, MA
                                          ................................. .....................................
                                          President (formerly)              First Venture Capital Corporation
                                                                            Boston, MA
                                          ................................. .....................................
                                          Portfolio Manager (formerly)      BankBoston
                                                                            Boston, MA
                                          ................................. .....................................
                                          Trustee                           Jewish Federation of the North
                                                                            Shore
                                                                            Boston, MA
     .................................... ................................. .....................................
     Elliot Sclar, Ph.D.                  Chairman, Board of Directors      Adviser
                                          ................................. .....................................
                                          Professor                         Columbia University School of
                                                                            Architecture
                                                                            New York, NY
                                          ................................. .....................................
                                          Director, Vice President          Franklin Insight, Inc.
                                          (Formerly)
                                          ................................. .....................................
                                          Director                          Wainwright Bank & Trust
     .................................... ................................. .....................................


     Name                                 Title                             Business Connection
     .................................... ................................. .....................................
     Elliot Sclar, Ph.D. (cont.)                                            Company
     .................................... ................................. .....................................
                                                                            63 Franklin Street
                                                                            Boston, MA 02110

     .................................... ................................. .....................................
     William Torbert, Ph.D.               Board of Directors Member         Adviser
                                          ................................. .....................................
                                          Professor                         Boston College
                                                                            Chestnut Hill, MA


(i)  Wells Fargo Funds Management, LLC


     The description of Wells Fargo Funds Management, LLC ("Funds Management"), a wholly-owned subsidiary of Wells Fargo Bank, N.A., investment adviser for Index Portfolio, the series of Wells Fargo Core Trust in which Equity Index Fund invests, contained in Parts A and B of Post-Effective amendment No. 96 (accession number 0001004402-01-500080) to the Trust's Registration
     Statement, is incorporated by reference herein. To the knowledge of Registrant, none of the directors or executive officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company and/or its subsidiaries.



(j)  Wells Capital Management Incorporated

     The description of Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of Wells Fargo Bank, N.A., investment sub-adviser for the Index Portfolio, the series of Wells Fargo Core Trust in which Equity Index Fund invests, contained in Parts A and B of Post-Effective amendment No. 96 (accession number 0001004402-01-500080) to the Trust's Registration Statement, is incorporated by reference herein. To the knowledge of the Registrant, none of the directors and principal executive officers of WCM serves, or has served in the past two fiscal years, in such capacity for any other entity.


(k)  Shaker Management, Inc.

     The description of Shaker Management, Inc. ("Shaker") (investment adviser for Shaker Fund) contained in Parts A and B of Post-Effective Amendment No. 94 (accession number 0001004402-01-500047) to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and officers of Shaker, including their business connections, which are of a substantial nature. The address of Shaker is 2000 Auburn Drive, Suite 300, Cleveland, Ohio 44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                             Business Connection
     .................................... ................................. .....................................
     Edward Paul Hemmelgarn               President and Director            Shaker
                                          ................................. .....................................
                                          President and Director            Shaker Investments, Inc.
                                          ................................. .....................................
                                          Managing Member                   Shaker Investment Management, LLC
     .................................... ................................. .....................................
     David Rogers Webb                    Executive Vice President and      Shaker
                                          Director
                                          ................................. .....................................
                                          Executive Vice President and      Shaker Investments, Inc.
                                          Director
                                          ................................. .....................................
                                          Managing Member                   Shaker Investments Management, LLC
     .................................... ................................. .....................................
     Adam Sanders Solomon                 Chairman of the Board and         Shaker
                                          Director
                                          ................................. .....................................
                                          Chairman of the Board and         Shaker Investments, Inc.
                                          Director
                                          ................................. .....................................
                                          Managing Member                   Shaker Investments Management, LLC

(l)  Adams, Harkness & Hill, Inc.

     The description of Adams, Harkness & Hill, Inc. ("AHH") (investment adviser for Winslow Green Growth Fund) contained in Parts A and B of Post-Effective Amendment No. 91 (accession number 0001004402-01-000118) to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and officers of AHH, including their business connections, which are of a substantial nature. The address of AHH is 60 State Street, Boston, Massachusetts 02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     John W Adams                         Chairman and Chief Executive         AHH
                                          Officer
     .................................... .................................... ..................................
     Steven B. Frankel                    Managing Director                    AHH
     .................................... .................................... ..................................
     Sharon Lewis                         Managing Director                    AHH
     .................................... .................................... ..................................
     Timothy J. McMahon                   Managing Director                    AHH
     .................................... .................................... ..................................
     Theodore L. Stebbins                 Managing Director                    AHH
     .................................... .................................... ..................................
     Greg Benning                         Managing Director                    AHH
     .................................... .................................... ..................................
     Greg Brown                           Managing Director                    AHH
     .................................... .................................... ..................................
     Lawrence F. Calahan, II              Managing Director                    AHH
     .................................... .................................... ..................................
     Cynthia A. Cycon                     Managing Director                    AHH
     .................................... .................................... ..................................
     Francis J. Dailey                    Managing Director                    AHH
     .................................... .................................... ..................................
     Rick Franco                          Managing Director                    AHH
     .................................... .................................... ..................................
     Joseph W. Hammer                     Managing Director                    AHH
     .................................... .................................... ..................................
     James Kedersha                       Managing Director                    AHH
     .................................... .................................... ..................................
     Russell W. Landon                    Managing Director                    AHH
     .................................... .................................... ..................................
     Benjamin A. Marsh                    Managing Director                    AHH
     .................................... .................................... ..................................
     Paul M. Mazzarella                   Managing Director                    AHH
     .................................... .................................... ..................................
     Danny McDonald                       Managing Director                    AHH
     .................................... .................................... ..................................
     James O'Hare                         Managing Director                    AHH
     .................................... .................................... ..................................
     Matthew W. Patsky                    Managing Director                    AHH
     .................................... .................................... ..................................
     Joseph Ranieri                       Managing Director                    AHH
     .................................... .................................... ..................................
     Ronald D. Ree                        Managing Director                    AHH
     .................................... .................................... ..................................
     Jack Robinson                        Managing Director                    AHH
     .................................... .................................... ..................................
     Christopher Sands                    Managing Director                    AHH
     .................................... .................................... ..................................
     Jamie Simms                          Managing Director                    AHH
     .................................... .................................... ..................................
     John Tesoro                          Managing Director                    AHH
     .................................... .................................... ..................................
     Harry E. Wells III                   Managing Director and Clerk          AHH
     .................................... .................................... ..................................
     Carol Werther                        Managing Director                    AHH
     .................................... .................................... ..................................
     Deborah Widener                      Managing Director                    AHH
     .................................... .................................... ..................................
     Sam Wilkins III                      Managing Director                    AHH
     .................................... .................................... ..................................
     Frederick L. Wolf                    Managing Director                    AHH
     .................................... .................................... ..................................
     Allyn C. Woodward Jr.                President and Managing Director      AHH
     .................................... .................................... ..................................
     Stephen Zak                          Managing Director, CFO and           AHH
                                          Treasurer
     .................................... .................................... ..................................
     J. Eric Anderson                     Principal                            AHH
     .................................... .................................... ..................................
     Nancy R. Atcheson                    Principal                            AHH
     .................................... .................................... ..................................
     Barry Bocklett                       Principal                            AHH
     .................................... .................................... ..................................
     Susan Braverman-Lione                Principal                            AHH
     .................................... .................................... ..................................
     Blaine Carroll                       Principal                            AHH
     .................................... .................................... ..................................
     Thomas C. Cochran III                Principal                            AHH
     .................................... .................................... ..................................
     Mike Comerford                       Principal                            AHH
     .................................... .................................... ..................................
     James Corscadden                     Principal                            AHH
     .................................... .................................... ..................................
     Gordon Cromwell                      Principal                            AHH
     .................................... .................................... ..................................
     Vernon Essi                          Principal                            AHH
     .................................... .................................... ..................................
     Rick Faust                           Principal                            AHH
     .................................... .................................... ..................................
     Elizabeth T. Harbison                Principal                            AHH
     .................................... .................................... ..................................

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................

     Robert H. Johnson                    Principal                            AHH
     .................................... .................................... ..................................
     Chris Leger                          Principal                            AHH
     .................................... .................................... ..................................
     Jeff McCloskey                       Principal                            AHH
     .................................... .................................... ..................................
     John F. Murphy                       Principal                            AHH
     .................................... .................................... ..................................
     Bridget O'Brien                      Principal                            AHH
     .................................... .................................... ..................................
     Ben Z. Rose                          Principal                            AHH
     .................................... .................................... ..................................
     Robert Sheppard                      Principal                            AHH
     .................................... .................................... ..................................
     Howard Silfen                        Principal                            AHH
     .................................... .................................... ..................................
     Gordon L. Szerlip                    Principal                            AHH
     .................................... .................................... ..................................
     David Thibodeau                      Principal                            AHH
     .................................... .................................... ..................................
     Charles Trafton                      Principal                            AHH
     .................................... .................................... ..................................
     Mark E. Young                        Principal                            AHH
     .................................... .................................... ..................................
     Alexandra Adams                      Vice President                       AHH
     .................................... .................................... ..................................
     Alexander Arnold                     Vice President                       AHH
     .................................... .................................... ..................................
     Greg Beloff                          Vice President                       AHH
     .................................... .................................... ..................................
     Joe Bruno                            Vice President                       AHH
     .................................... .................................... ..................................
     Jerry Buote                          Vice President                       AHH
     .................................... .................................... ..................................
     Joe Buttarazzi                       Vice President                       AHH
     .................................... .................................... ..................................
     Peter Cahill                         Vice President                       AHH
     .................................... .................................... ..................................
     Sarah Cannon                         Vice President                       AHH
     .................................... .................................... ..................................
     Joe Ciardi                           Vice President                       AHH
     .................................... .................................... ..................................
     Ben Conway                           Vice President                       AHH
     .................................... .................................... ..................................
     Dan Coyne                            Vice President                       AHH
     .................................... .................................... ..................................
     Matthew Epstein                      Vice President                       AHH
     .................................... .................................... ..................................
     Frank Gaul                           Vice President                       AHH
     .................................... .................................... ..................................
     James Jasinski                       Vice President                       AHH
     .................................... .................................... ..................................
     Michael Landry                       Vice President                       AHH
     .................................... .................................... ..................................
     Tim Leland                           Vice President                       AHH
     .................................... .................................... ..................................
     Jeff Liguori                         Vice President                       AHH
     .................................... .................................... ..................................
     Michael Moses                        Vice President                       AHH
     .................................... .................................... ..................................
     Cindy Mulica                         Vice President                       AHH
     .................................... .................................... ..................................
     Sandra Notardonato                   Vice President                       AHH
     .................................... .................................... ..................................
     Channing Page                        Vice President                       AHH
     .................................... .................................... ..................................
     Lynn Pieper                          Vice President                       AHH
     .................................... .................................... ..................................
     Andrew Pojani                        Vice President                       AHH
     .................................... .................................... ..................................
     Ryan Rauch                           Vice President                       AHH
     .................................... .................................... ..................................
     Felicia Reed                         Vice President                       AHH
     .................................... .................................... ..................................
     Laura Richardson                     Vice President                       AHH
     .................................... .................................... ..................................
     Marvin Ritchie                       Vice President                       AHH
     .................................... .................................... ..................................
     Patrick Sherbrooke                   Vice President                       AHH
     .................................... .................................... ..................................
     Jeffrey Sihpol                       Vice President                       AHH
     .................................... .................................... ..................................
     Jonathan Skinner                     Vice President                       AHH
     .................................... .................................... ..................................
     Amalia Spera                         Vice President                       AHH
     .................................... .................................... ..................................
     Jennifer St. Germain                 Vice President                       AHH
     .................................... .................................... ..................................
     Curtis Thom                          Vice President                       AHH
     .................................... .................................... ..................................
     Lisa Thors                           Vice President                       AHH
     .................................... .................................... ..................................
     Katie Tiger                          Vice President                       AHH
     .................................... .................................... ..................................
     Scott Van Winkle                     Vice President                       AHH
     .................................... .................................... ..................................
     Tim Vetrano                          Vice President                       AHH
     .................................... .................................... ..................................
     Kevin Wagner                         Vice President                       AHH
     .................................... .................................... ..................................
     Rebecca Warsofsky                    Vice President                       AHH

(m)  D.F. Dent and Company, Inc.

     The description of D.F. Dent and Company, Inc. ("D.F. Dent") (investment adviser for DF Dent Premier Growth Fund) contained in Parts A and B of post-effective amendment No. 98 (accession number 0001004402-01-500127) to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     Daniel F. Dent                       President                            D.F. Dent
     .................................... .................................... ..................................
     Sutherland C. Ellwood                Vice President                       D.F. Dent
     .................................... .................................... ..................................
     Thomas F. O'Neil                     Vice President                       D.F. Dent
     .................................... .................................... ..................................
     Linda W. McCleary                    Vice President                       D.F. Dent


(n)  King Investment Advisors, Inc.

     The description of King Investment Advisors, Inc. ("King") (investment advisor to Fountainhead Special Value Fund and Fountainhead Kaleidoscope
     Fund) contained in Parts A and B of post-effective No. 97 (accession number 0001004402-01-500080) to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

     Name                                 Title                                Business Connection
     .................................... .................................... ..................................
     Roger E. King                        Chairman and President               King
     .................................... .................................... ..................................
     John R. Servis                       Director                             King
                                          .................................... ..................................
                                          Owner, Commercial Real Estate        John R. Servis Properties
                                                                               602 Hallie, Houston, TX  77024
     .................................... .................................... ..................................
     Pat H. Swanson                       Compliance Officer                   King
     .................................... .................................... ..................................
     Jane D. Lightfoot                    Secretary/Treasurer                  King


ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Forum Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:


        Century Capital Management Trust               Millennium Funds, Inc.
        The Cutler Trust                               Monarch Funds
        Forum Funds                                    NBP TrueCrossing Funds
        Memorial Funds                                 Sound Shore Fund, Inc.




(b) The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.


     Name                                      Position with Underwriter            Position with Registrant
     ..................................... ................................... ...................................
     John Y. Keffer                                     Director                      Chairman, President
     ..................................... ................................... ...................................
     Benjamin Niles                                  Vice President                            N/A
     ..................................... ................................... ...................................
     David I. Goldstein                                Secretary                               N/A
     ..................................... ................................... ...................................
     Marc Keffer                                  Assistant Secretary                 Assistant Secretary
     ..................................... ................................... ...................................
     Ronald H. Hirsch                                  Treasurer                               N/A
     ..................................... ................................... ...................................
     Fred Skillin                                 Assistant Treasurer                          N/A
     ..................................... ................................... ...................................
     Nanette Chern                              Chief Compliance Officer                       N/A
     ..................................... ................................... ...................................


(c)      Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

     Not Applicable.

ITEM 30.  UNDERTAKINGS

     None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on August 6, 2001.


                                        FORUM FUNDS


                                        By:/S/ JOHN Y. KEFFER
                                           -------------------------------------
                                                 John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on August 6, 2001.


(a)      Principal Executive Officer

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         President and Chairman

(b)      Principal Financial Officer

         /S/ RONALD H. HIRSCH
         --------------------------------------------
         Ronald H. Hirsch
         Treasurer

(c)      A majority of the Trustees

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By:/S/ JOHN Y. KEFFER
            -----------------------------------------
         John Y. Keffer
         Attorney in fact*

     *Pursuant to powers of attorney previously filed as Other Exhibits (A) to this Registration Statement.